TETON Westwood Equity Fund
Schedule of Investments—December 31, 2025 (Unaudited)
1
__________
Shares
Market
Value
COMMON STOCKS  — 99.5%
Aerospace and Defense  — 1.0%
1,165 General Dynamics Corp. ................................... $ 392,209
Business Services  — 2.2%
2,478 Visa Inc., Cl. A .................................................... 869,059
Commercial Services and Supplies  — 5.0%
2,693 Advanced Drainage Systems Inc. ..................... 390,027
7,859 Veralto Corp. ...................................................... 784,171
3,630 Waste Management Inc. .................................... 797,547
1,971,745
Computer Hardware  — 2.5%
3,603 Apple Inc. ........................................................... 979,512
Computer Software and Services  — 11.4%
1,484 Accenture plc, Cl. A ........................................... 398,157
3,201 Alphabet Inc., Cl. A ........................................... 1,001,913
5,459 Dell Technologies Inc., Cl. C ............................. 687,179
1,347 Meta Platforms Inc., Cl. A ................................. 889,141
1,652 Microsoft Corp. .................................................. 798,941
2,778 Salesforce Inc. ..................................................... 735,920
4,511,251
Consumer Products  — 1.0%
4,848 Church & Dwight Co. Inc. ................................ 406,505
Diversified Industrial  — 4.1%
21,881 CSX Corp. ........................................................... 793,186
1,731 Deere & Co. ........................................................ 805,902
1,599,088
Energy and Energy Services  — 1.0%
4,552 The Southern Co. ............................................... 396,934
Energy and Utilities: Integrated  — 6.5%
8,626 Entergy Corp. ..................................................... 797,301
12,242 NextEra Energy Inc. .......................................... 982,788
7,505 WEC Energy Group Inc. ................................... 791,477
2,571,566
Energy: Oil  — 4.2%
5,434 Chevron Corp. ................................................... 828,196
6,862 Exxon Mobil Corp. ............................................ 825,773
1,653,969
Equipment and Supplies  — 2.0%
1,796 Hubbell Inc. ........................................................ 797,622
Financial Services  — 22.2%
3,381 Arthur J. Gallagher & Co. ................................. 874,969
1,642 Berkshire Hathaway Inc., Cl. B† ....................... 825,351
4,738 Cullen/Frost Bankers Inc. .................................. 599,973
4,749 Intercontinental Exchange Inc. ......................... 769,148
2,914 JPMorgan Chase & Co. ...................................... 938,949
5,932 KKR & Co. Inc. ................................................... 756,212
2,313 LPL Financial Holdings Inc. ............................. 826,134
1,412 MSCI Inc. ............................................................ 810,107
6,365 SouthState Bank Corp. ...................................... 599,010
4,243 The Progressive Corp. ....................................... 966,216
8,401 Wells Fargo & Co. .............................................. 782,973
8,749,042
Food and Beverage  — 4.1%
5,584 PepsiCo Inc. ........................................................ 801,415
Shares
Market
Value
4,365 The Hershey Co. ................................................ $ 794,343
1,595,758
Health Care  — 10.2%
6,352 Abbott Laboratories ........................................... 795,842
3,873 Johnson & Johnson ............................................ 801,517
982 McKesson Corp. ................................................. 805,525
7,544 Merck & Co. Inc. ................................................ 794,082
1,456 Thermo Fisher Scientific Inc. ............................. 843,679
4,040,645
Materials  — 4.0%
3,604 Eagle Materials Inc. ........................................... 744,875
3,970 Packaging Corp. of America ............................. 818,733
1,563,608
Real Estate  — 2.0%
6,226 Prologis Inc., REIT ............................................. 794,811
Retail  — 10.5%
6,145 Amazon.com Inc.† ............................................. 1,418,389
2,634 McDonald's Corp. .............................................. 805,029
8,895 O'Reilly Automotive Inc.† ................................. 811,313
2,080 The Home Depot Inc. ........................................ 715,728
3,611 Walmart Inc. ....................................................... 402,302
4,152,761
Semiconductors  — 2.8%
4,823 Qnity Electronics Inc. ........................................ 393,798
4,097 Texas Instruments Inc. ....................................... 710,788
1,104,586
Telecommunications  — 1.8%
3,516 T-Mobile US Inc. ................................................ 713,889
Transportation  — 1.0%
2,046 JB Hunt Transport Services Inc. ........................ 397,620
TOTAL COMMON STOCKS ......................... 39,262,180
SHORT TERM INVESTMENT  — 0.5%
Other Investment Companies  — 0.5%
206,824 Dreyfus Treasury Securities Cash
Management - Institutional Shares, 3.640%* 206,824
TOTAL INVESTMENTS — 100.0%
(Cost $35,319,011) ........................................... $ 39,469,004
* 1 day yield as of December 31, 2025.
† Non-income producing security.
REIT Real Estate Investment Trust